NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
NOTES PAYABLE
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

Promissory notes payable as of June 30, 2026 and December 31, 2025 consists of the following:

June 30, 2026		December 31, 2025
	8,012	8,012
	3,590	3,590
	5,650	5,650
	5,000	5,000
	10,000	10,000
	8,000	8,000
	7,880	7,880
	10,000	10,000
	3,500	3,500
	750	750
	169	169
	3,000	3,000
	10,000	10,000
	1,102	1,102
	6,000	6,000
	3,440	3,440
	10,000	10,000
	594	594
	4,500	4,500
	5,000	5,000
	5,000	5,000
	700	700
	3,000	3,000
5	518	518
	349	-
	34,775	-
	13,181	-
	$163,710	$115,405

As of June 30, 2026 and December 31, 2025, the Company had promissory notes amounting to $163,710 and $115,405 due to the same noteholder, respectively of which $48,305 were issued during the six months ended June 30, 2026 for general operating purposes. The notes carry an interest rate of 10% and are due upon demand.

During the six months ended June 30, 2026 and 2025, the Company recorded interest expense related to these notes of $6,935 and $4,795, respectively.

NOTE 4 –NOTES PAYABLE

Promissory notes payable as of December 31, 2025 and 2024 consists of the following:

December 31, 2025	December 31, 2024
$8,012	$8,012
3,590	3,590
5,650	5,650
5,000	5,000
10,000	10,000
8,000	8,000
7,880	7,880
10,000	10,000
3,500	3,500
750	750
169	169
3,000	3,000
10,000	10,000
1,102	1,102
6,000	6,000
3,440	3,440
10,000	-
594	-
4,500	-
5,000	-
5,000	-
700	-
3,000	-
518	-
$115,405	$86,093

During the year ended December 31, 2025 and 2024, the Company had promissory notes amounting to $115,405 and $86,093 due to the same noteholder, respectively of which $29,312 were issued during the year ended December 31, 2025 for general operating purposes. The notes carry an interest rate of 10% and are due upon demand.

During the year ended December 31, 2025 and 2024, the Company recorded interest expense related to these notes of $9,669 and $7,021, respectively.